Financial Risk (Details 18) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial Risk
Loan portfolio and investment portfolio less than/equal to 1 year according to its original term	$ 3,485	$ 3,912
Average term (days)	189 days	226 days
Loan portfolio and investment portfolio greater to 1 year according to its original term	$ 2,497	$ 1,990
Average term (days)	1185 days	1350 days